DEBT	12 Months Ended
Dec. 28, 2013
DEBT [Abstract]
DEBT
F.	DEBT

On December 17, 2012, we entered into an unsecured Note Purchase Agreement (the "Agreement") under which we issued our 3.89% Series 2012 A Senior Notes, due December 17, 2022, in the aggregate principal amount of $35 million and our 3.98% Series 2012 B Senior Notes, due December 17, 2024, in the aggregate principal amount of $40 million.  Proceeds from the sale of the Series A Senior Notes and Series B Senior Notes were used to repay amounts due on our existing Series 2002-A Senior Notes, Tranche B totaling $40 million and our revolving credit facility.

On November 14, 2011, we entered into a five-year, $265 million unsecured revolving credit facility, which includes amounts reserved for letters of credit. Cash borrowings are charged interest based upon an index we elect, equal to the U.S. prime rate (in the case of borrowings in US Dollars), the Canadian prime rate as determined by the agent (in the case of borrowings in Canadian Dollars), or the Eurodollar rate (in the case of any borrowing, including foreign currency borrowings), in each case, plus a margin ranging from 110 to 165 basis points, determined based upon our financial performance. We are also charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 35 basis points, also determined based upon our performance.

Outstanding letters of credit extended on our behalf on December 28, 2013 aggregated $26.5 million, which includes approximately $9.8 million related to industrial development revenue bonds.  Outstanding letters of credit extended on our behalf on December 29, 2012 aggregated $28.7 million, which includes approximately $9.8 million related to industrial development revenue bonds.  Letters of credit have one year terms and include an automatic renewal clause.  The letters of credit related to industrial development revenue bonds are charged an annual interest rate ranging from 110 to 165 basis points, based upon our financial performance.  The letters of credit related to workers’ compensation are charged an annual interest rate of 75 basis points

Long-term debt obligations are summarized as follows on December 28, 2013 and December 29, 2012 (amounts in thousands):

	2013	2012

Series 2012 Senior Notes Tranche A, due on December 17,2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17,2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $265 million due on November 14, 2016,interest payable monthly at a floating rate (1.27% on December 29,2012)	-	11,090
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.19% on December 28, 2013 and 0.35% on December 29, 2012)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.30% on December 28, 2013 and 0.46% on December 29, 2012)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.29% on December 28, 2013 and 0.45% on December 29, 2012)	3,700	3,700
	84,700	95,790
Less current portion	-	-
Long-term portion	$84,700	$95,790

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio.  The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold.  We were within all of our lending requirements on December 28, 2013 and December 29, 2012.

On December 28, 2013, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2014	$-
2015	-
2016	-
2017	-
2017	-
Thereafter	$84,700
$84,700

On December 28, 2013, the estimated fair value of our long-term debt, including the current portion, was $79.9 million.  The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities.